UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1: Report(s) to Shareholders.

Annual Report  |  December 31, 2019
Schwab Government Money Market Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab Government Money Market Portfolio
Portfolio Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a portfolio manager performing fixed income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed income global banking and investments.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio

The Schwab Government Money Market Portfolio (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, demand for taxable money market funds rose, aided by an inverted yield curve and sporadic volatility in financial markets. Following four interest rate hikes in 2018, the Fed held rates steady through June 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three 0.25% interest rate cuts by the end of the reporting period—in July, September, and October—and money market yields declined as a result. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%.
Despite the strength of the stock market, monetary policy uncertainties early in the period, trade tensions, and global growth fears steered investors toward less-risky assets, such as money market funds. In late March, certain parts of the U.S. Treasury yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. But as trade tensions moderated, investors regained their optimism and by October the yield curve had regained its normal slope. The Fed also signaled in October that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong.
Outside the U.S., major central banks maintained accommodative monetary policies. The European Central Bank held interest rates unchanged since early 2016, and in December announced that it would likely maintain those rates until inflation picked up. Also in December, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016. The Bank of England maintained its key official bank rate steady at 0.75%, unchanged since August 2018, even in the face of Brexit-related turbulence.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady through June followed by three interest rate cuts in July, September, and October, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 13 days and ending at 38 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	38 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields1
The seven-day yield is the income generated by the fund’s holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Ticker Symbol	SWPXX
Seven-Day Yield (with waivers)[2]	1.32%
Seven-Day Yield (without waivers)[2]	1.12%
Seven-Day Effective Yield (with waivers)[2]	1.32%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab Government Money Market Portfolio
Actual Return	0.35%	$1,000.00	$1,008.50	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	(0.00) [2],[3]
Total from investment operations	0.02	0.02	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.91%	1.52%	0.45%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35%	0.35%	0.46% [4]	0.37% [5]	0.12% [5]
Gross operating expenses	0.47%	0.48%	0.50%	0.49%	0.54%
Net investment income (loss)	1.88%	1.55%	0.44%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$149	$138	$95	$106	$116

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 31.8% of net assets
U.S. Government Agency Debt 20.2%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.87%		09/01/20	155,000	153,075
FEDERAL HOME LOAN BANKS		1.83%		01/02/20	2,400,000	2,400,000
		1.92%		01/03/20	500,000	499,973
		1.71%		01/08/20	1,300,000	1,299,631
		2.11%		01/08/20	500,000	499,826
		1.57%		01/15/20	1,200,000	1,199,322
		1.69%		01/15/20	1,000,000	999,393
		2.07%		01/15/20	1,000,000	999,991
		2.06%		01/24/20	1,400,000	1,398,255
		2.50%		01/24/20	200,000	199,701
		1.59%		01/29/20	500,000	499,406
		2.07%		01/31/20	101,000	100,834
		1.59%		02/04/20	500,000	499,271
		1.58%		02/05/20	1,000,000	998,508
		1.60%		02/10/20	500,000	499,139
		1.58%		02/12/20	400,000	399,284
		1.58%		02/19/20	500,000	498,954
		1.60%		02/26/20	1,500,000	1,496,342
		1.60%		02/28/20	500,000	498,735
		1.62%		03/02/20	1,300,000	1,299,971
		1.59%		03/04/20	1,500,000	1,495,903
		1.57%		03/05/20	1,200,000	1,199,921
		1.57%		03/06/20	1,000,000	999,933
		1.57%		03/11/20	500,000	498,505
		1.58%		03/13/20	300,000	299,068
		1.87%		03/13/20	200,000	199,268
		1.88%		03/13/20	500,000	500,235
		2.13%		03/13/20	400,000	400,181
		4.13%		03/13/20	300,000	301,295
		1.59%		03/18/20	2,000,000	1,993,329
		1.91%		03/20/20	700,000	697,134
		1.90%		03/25/20	300,000	298,701
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.60%		03/27/20	1,300,000	1,295,123
		1.61%		04/24/20	1,000,000	999,933
		1.75%		06/12/20	100,000	100,063
		1.98%		06/16/20	500,000	500,000
		2.04%		06/18/20	100,000	99,069
		1.80%		08/28/20	300,000	300,078
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.50%		01/17/20	900,000	899,731
		2.25%		04/20/20	100,000	100,036
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.63%		01/21/20	200,000	199,948
		1.50%		07/30/20	100,000	99,937
		2.88%		10/30/20	200,000	202,015
						30,119,017
U.S. Treasury Debt 11.6%
UNITED STATES TREASURY		1.25%		01/31/20	1,000,000	999,338
		2.25%		02/29/20	200,000	200,095
		1.64%		04/09/20	500,000	497,781
		1.69%		04/09/20	1,100,000	1,094,993
		1.13%		04/30/20	400,000	399,034
		2.38%		04/30/20	1,500,000	1,502,909
		3.50%		05/15/20	250,000	251,502
		1.38%		05/31/20	200,000	199,611
		1.50%		05/31/20	1,000,000	998,582
		1.88%		06/30/20	300,000	300,326
		1.63%		06/30/20	1,900,000	1,899,738
		2.50%		06/30/20	500,000	502,068
		1.50%		07/15/20	600,000	599,168
		2.63%		07/31/20	400,000	402,200
		2.63%		08/15/20	1,500,000	1,508,123
		2.00%		09/30/20	600,000	601,650
		2.75%		09/30/20	1,600,000	1,613,023
		1.75%		10/31/20	1,000,000	1,000,577
		1.38%		10/31/20	800,000	798,289
		2.63%		11/15/20	500,000	504,188
		1.63%		11/30/20	800,000	799,967
		2.50%		12/31/20	200,000	201,628
		1.75%		12/31/20	300,000	300,323
						17,175,113
Total Fixed-Rate Obligations
(Cost $47,294,130)						47,294,130

Variable-Rate Obligations 24.1% of net assets
U.S. Government Agency Debt 23.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.05%)		1.84%	01/21/20	02/21/20	500,000	500,077
(3 mo. USD-LIBOR - 0.14%)		1.75%		03/12/20	1,000,000	999,990
(1 mo. USD-LIBOR - 0.01%)		1.74%	01/18/20	06/18/20	900,000	900,000
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.01%)		1.72%	01/02/20	07/02/20	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.02%)		1.68%	01/05/20	08/05/20	250,000	249,995
(1 mo. USD-LIBOR - 0.02%)		1.69%	01/01/20	09/01/20	750,000	749,983
(1 mo. USD-LIBOR - 0.01%)		1.79%	01/30/20	10/30/20	900,000	899,946
(SOFR + 0.21%)		1.75%	01/01/20	10/28/21	200,000	200,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.01%)		1.56%	01/02/20	02/21/20	500,000	500,000
(SOFR + 0.01%)		1.55%	01/02/20	02/21/20	700,000	700,000
(SOFR + 0.03%)		1.57%	01/02/20	03/06/20	2,000,000	2,000,000
(SOFR + 0.07%)		1.61%	01/01/20	03/27/20	1,000,000	1,000,000
(3 mo. USD-LIBOR - 0.14%)		1.85%	01/13/20	04/13/20	500,000	500,000
(1 mo. USD-LIBOR - 0.03%)		1.74%	01/20/20	04/20/20	2,000,000	2,000,000
(3 mo. USD-LIBOR - 0.18%)		1.73%	02/08/20	05/08/20	500,000	499,957
(SOFR + 0.04%)		1.58%	01/02/20	05/08/20	500,000	500,000
(SOFR + 0.08%)		1.62%	01/02/20	05/11/20	800,000	800,000
(SOFR + 0.02%)		1.56%	01/02/20	05/14/20	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.02%)		1.75%	01/20/20	05/20/20	750,000	750,000
(SOFR + 0.02%)		1.56%	01/02/20	05/22/20	400,000	400,000
(3 mo. USD-LIBOR - 0.22%)		1.67%	03/08/20	06/08/20	1,300,000	1,300,000
(1 mo. USD-LIBOR + 0.06%)		1.80%	01/12/20	06/12/20	500,000	500,000
(3 mo. USD-LIBOR - 0.22%)		1.71%	03/23/20	06/23/20	500,000	500,000
(1 mo. USD-LIBOR - 0.02%)		1.67%	01/01/20	07/01/20	1,000,000	1,000,000
(SOFR + 0.10%)		1.64%	01/02/20	07/17/20	200,000	200,000
(SOFR + 0.03%)		1.57%	01/02/20	08/21/20	100,000	100,000
(SOFR + 0.05%)		1.59%	01/02/20	09/28/20	500,000	500,000
(1 mo. USD-LIBOR - 0.01%)		1.79%	01/26/20	10/26/20	750,000	750,000
(1 mo. USD-LIBOR + 0.00%)		1.79%	01/26/20	10/26/20	2,300,000	2,300,039
(SOFR + 0.11%)		1.65%	01/01/20	01/15/21	250,000	250,000
(SOFR + 0.10%)		1.64%	01/02/20	02/22/21	700,000	700,000
(SOFR + 0.07%)		1.61%	01/02/20	02/26/21	500,000	500,000
(SOFR + 0.12%)		1.66%	01/01/20	03/12/21	200,000	200,011
(SOFR + 0.17%)		1.71%	01/02/20	04/09/21	200,000	200,000
(1 mo. USD-LIBOR + 0.07%)		1.76%	01/04/20	05/04/21	700,000	700,000
(SOFR + 0.10%)		1.64%	01/01/20	05/07/21	250,000	250,000
(SOFR + 0.06%)		1.60%	01/02/20	05/14/21	2,000,000	2,000,000
(SOFR + 0.08%)		1.62%	01/02/20	06/11/21	1,000,000	1,000,000
(SOFR + 0.08%)		1.62%	01/02/20	07/08/21	750,000	750,000
(SOFR + 0.09%)		1.63%	01/02/20	09/10/21	900,000	900,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.04%)		1.58%	01/01/20	09/10/20	1,600,000	1,600,000
(SOFR + 0.03%)		1.57%	01/01/20	02/19/21	500,000	500,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.01%)		1.55%	01/01/20	05/22/20	1,200,000	1,199,917
(SOFR + 0.08%)		1.62%	01/01/20	10/30/20	1,250,000	1,250,161
						35,300,076
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 0.4%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		1.64%	01/02/20	01/31/21	600,000	599,735
Total Variable-Rate Obligations
(Cost $35,899,811)						35,899,811
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	(a)	1.53%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 44.8% of net assets
U.S. Government Agency Repurchase Agreements* 13.5%
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $1,049,618, 2.24% - 4.63%, due 06/01/31 - 11/25/49)		1.57%		01/02/20	1,000,087	1,000,000
GOLDMAN SACHS & CO LLC
Issued 12/26/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.82% - 3.55%, due 08/25/25 - 02/16/52)		1.59%		01/02/20	1,000,309	1,000,000
JP MORGAN SECURITIES LLC
Issued 12/27/19, repurchase date 01/03/20 (Collateralized by U.S. Government Agency Securities valued at $10,300,000, 2.50% - 6.00%, due 10/01/27 - 10/20/49)		1.80%		01/03/20	10,003,500	10,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00%, due 12/01/49)		1.57%		01/02/20	1,000,087	1,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Government Agency Securities valued at $5,200,454, 3.50%, due 06/01/34)		1.57%		01/02/20	5,000,436	5,000,000
Issued 12/17/19, repurchase date 01/23/20 (Collateralized by U.S. Government Agency Securities valued at $2,083,528, 2.50%, due 11/01/49)		1.65%		01/07/20	2,001,925	2,000,000
						20,000,000
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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 31.3%
BANK OF NOVA SCOTIA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $3,060,268, 2.13%, due 02/15/40)		1.55%		01/02/20	3,000,258	3,000,000
BARCLAYS BANK PLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $13,917,273, 2.00%, due 08/31/21)		1.55%		01/02/20	13,644,321	13,643,146
BNP PARIBAS SA
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $13,261,188, 1.25% - 3.75%, due 10/31/21 - 02/15/48)		1.55%		01/02/20	13,001,119	13,000,000
FIXED INCOME CLEARING CORP - BNY
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $14,280,067, 2.13%, due 12/31/22)		1.55%		01/02/20	14,001,206	14,000,000
GOLDMAN SACHS & CO LLC
Issued 12/31/19, repurchase date 01/02/20 (Collateralized by U.S. Treasury Securities valued at $3,060,001, 0.00% - 8.75%, due 02/06/20 - 08/31/24)		1.50%		01/02/20	3,000,250	3,000,000
						46,643,146
Total Repurchase Agreements
(Cost $66,643,146)						66,643,146
(a)	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$47,294,130	$—	$47,294,130
Variable-Rate Obligations[1]	—	35,899,811	—	35,899,811
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	66,643,146	—	66,643,146
Total	$45,600	$149,837,087	$—	$149,882,687
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$83,239,541
Repurchase agreements, at cost and value (Note 2a)		66,643,146
Receivables:
Fund shares sold		555,077
Interest		165,122
Dividends		62
Prepaid expenses	+	403
Total assets		150,603,351
Liabilities
Payables:
Investment adviser and administrator fees		20,611
Independent trustees’ fees		61
Fund shares redeemed		1,661,578
Accrued expenses	+	68,143
Total liabilities		1,750,393
Net Assets
Total assets		150,603,351
Total liabilities	–	1,750,393
Net assets		$148,852,958
Net Assets by Source
Capital received from investors		148,807,255
Total distributable earnings		45,703

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$148,852,958		148,854,080		$1.00

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Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Interest		$3,214,282
Dividends	+	964
Total investment income		3,215,246
Expenses
Investment adviser and administrator fees		504,944
Portfolio accounting fees		55,223
Professional fees		39,633
Shareholder reports		32,053
Independent trustees’ fees		19,696
Custodian fees		17,106
Transfer agent fees		2,140
Other expenses	+	7,013
Total expenses		677,808
Expense reduction by CSIM and its affiliates	–	172,864
Net expenses	–	504,944
Net investment income		2,710,302
Realized Gains (Losses)
Net realized gains on investments		117
Increase in net assets resulting from operations		$2,710,419
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Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$2,710,302	$1,688,592
Net realized gains (losses)	+	117	(14)
Increase in net assets from operations		2,710,419	1,688,578
Distributions to Shareholders
Total distributions		($2,712,866)	($1,688,592)
Transactions in Fund Shares*
Shares sold		147,763,496	143,509,438
Shares reinvested		2,712,866	1,688,592
Shares redeemed	+	(139,896,335)	(101,985,123)
Net transactions in fund shares		10,580,027	43,212,907
Net Assets
Beginning of period		138,275,378	95,062,485
Total increase	+	10,577,580	43,212,893
End of period		$148,852,958	$138,275,378
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Market Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2019, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Underlying funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2019, the fund had investments in repurchase agreements with a gross value of $66,643,146 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated by the fund to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e. the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable life insurance and variable annuity contract owners whose contract values are determined by investment in the fund.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2019, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.35%.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
At December 31, 2019, the tax basis cost of the fund’s investments was $149,837,087 and the unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$103
Other unrealized appreciation (depreciation)	45,600
Total	$45,703
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards and $14 capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$2,712,866
Prior period distributions
Ordinary income	$1,688,592
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Government Money Market Portfolio (one of the funds constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Government Money Market Portfolio  |  Annual Report

Notes

Notes

Annual Report  |  December 31, 2019
Schwab S&P 500 Index Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab S&P 500 Index Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2019, U.S. equity markets posted strong gains, with major market indices achieving multiple record highs during the period. Following significant volatility and steep declines in December 2018, U.S. stocks staged a strong recovery despite several setbacks, primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. Steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stocks to record highs. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.49%.
Despite escalating trade tensions with China over much of the reporting period, the U.S. economy maintained steady growth in its tenth year of expansion, although at a declining pace. After concerns of weakness intensified in late 2018, the economic outlook brightened considerably in the first six months of 2019. In the third quarter of 2019, signs of slowing growth increased amid a weakening global economy, waning manufacturing activity, and the ongoing U.S.-China trade war. However, in the fourth quarter, a partial trade resolution between the U.S. and China relieved much of the pressure. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third quarter of 2019, up slightly from 2.0% in the second quarter, but down from 3.1% in the first quarter of 2019. The unemployment rate ended the reporting period at a 50-year low. After reaching a near 18-year high during the summer, consumer confidence edged lower by December, although it remained a stable source of GDP growth in the U.S. Inflation remained benign.
After raising interest rates four times in 2018, the Fed held rates unchanged through the first half of 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Following the October interest rate cut, the Fed signaled that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong. The federal funds target rate ended the reporting period in a range of 1.50% to 1.75%.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab S&P 500 Index Portfolio
The Investment Environment (continued)

Over the reporting period, growth stocks continued to outperform value stocks, and large-caps outperformed small-caps. The spread between growth and value, as well as large-caps and small-caps, were the largest that they have been in the last five years. All 11 sectors within the S&P 500® Index posted double-digit gains, driven by sectors that do well in a growth environment. Information technology led the way by a large margin, particularly during the fourth quarter as trade issues dissipated, and driven by ongoing economic strength and strong balance sheets. The weakest sector was energy. After exhibiting renewed strength early in the year, the sector was hampered by ongoing trade disputes, slowing global growth, geopolitical tensions, and supply concerns. Stocks in the health care sector were particularly volatile due to the political environment.
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Schwab S&P 500 Index Portfolio
Portfolio Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio as of December 31, 2019

The Schwab S&P 500 Index Portfolio (the fund) seeks to track the total return of the S&P 500® Index (the index), which comprises the stocks of 500 leading U.S. publicly traded companies across a broad range of industries. To pursue its investment objective, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategy and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, U.S. equity markets posted strong gains, with major market indices achieving multiple record highs during the period. Following significant volatility and steep declines in December 2018, U.S. stocks staged a strong recovery despite several setbacks—primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. Steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stocks to record highs. From a sector standpoint, all 11 sectors had double-digit returns for the reporting period. Information technology, communication services, and financials had the highest returns. Energy, health care, and materials had the lowest returns.
Performance. The fund returned 31.48% for the 12-month reporting period ended December 31, 2019, compared with the index, which returned 31.49%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the returns of the index or the fund. However, the energy sector was the smallest contributor to the return of the fund. Representing an average weight of approximately 5% of the fund’s investments, the sector returned approximately 11% for the reporting period. One example from this sector is Occidental Petroleum Corp. which returned approximately -28% for the reporting period.
The materials sector was another small contributor to the total return of the fund. Constituting an average weight of approximately 3% of the fund’s investments and returning approximately 24% for the reporting period.
In contrast, the fund’s holdings in the information technology sector were the largest contributors to the total return of the fund. Information technology stocks represented an average weight of approximately 21% of the fund’s investments and returned approximately 50% for the reporting period. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 89% for the reporting period.
Stocks in the financials sector were another contributor to the total return of the fund. Financials stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately 32% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2009 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	31.48%	11.57%	13.35%
S&P 500® Index	31.49%	11.70%	13.56%
Fund Category: Morningstar Large-Cap Blend[2]	29.96%	10.55%	12.69%
Fund Expense Ratio[3]: 0.03%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of December 31, 2019 (continued)

Statistics1
Number of Holdings	506
Weighted Average Market Cap ($ x 1,000,000)	$291,316
Price/Earnings Ratio (P/E)	23.0
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate	6%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19	Expenses Paid During Period 7/1/19-12/31/19[2]
Schwab S&P 500 Index Portfolio
Actual Return	0.03%	$1,000.00	$1,109.10	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.
8
Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$37.10	$39.51	$33.01	$30.09	$30.21
Income (loss) from investment operations:
Net investment income (loss)[1]	0.91	0.82	0.71	0.62	0.59
Net realized and unrealized gains (losses)	10.64	(2.51)	6.39	2.85	(0.24)
Total from investment operations	11.55	(1.69)	7.10	3.47	0.35
Less distributions:
Distributions from net investment income	(0.78)	(0.68)	(0.59)	(0.55)	(0.47)
Distributions from net realized gains	(0.39)	(0.04)	(0.01)	—	—
Total distributions	(1.17)	(0.72)	(0.60)	(0.55)	(0.47)
Net asset value at end of period	$47.48	$37.10	$39.51	$33.01	$30.09
Total return	31.48%	(4.40%)	21.72%	11.68%	1.17%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.06% [2]	0.22%	0.24%
Net operating expenses	N/A	N/A [3]	0.06% [2]	0.22%	0.24%
Net investment income (loss)	2.13%	2.03%	1.97%	2.00%	1.94%
Portfolio turnover rate	6%	5%	3%	2%	3%
Net assets, end of period (x 1,000,000)	$588	$340	$346	$282	$245

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 12/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
9
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fund’s fiscal quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.4%
Aptiv plc	5,577	529,648
BorgWarner, Inc.	4,511	195,687
Ford Motor Co.	85,064	791,095
General Motors Co.	27,467	1,005,292
Harley-Davidson, Inc.	3,371	125,368
		2,647,090

Banks 5.6%
Bank of America Corp.	176,855	6,228,833
Citigroup, Inc.	47,693	3,810,194
Citizens Financial Group, Inc.	9,496	385,633
Comerica, Inc.	3,150	226,012
Fifth Third Bancorp	15,503	476,562
First Republic Bank	3,682	432,451
Huntington Bancshares, Inc.	22,561	340,220
JPMorgan Chase & Co.	68,519	9,551,549
KeyCorp	21,517	435,504
M&T Bank Corp.	2,883	489,389
People’s United Financial, Inc.	9,700	163,930
Regions Financial Corp.	21,073	361,613
SVB Financial Group *	1,127	282,922
The PNC Financial Services Group, Inc.	9,572	1,527,978
Truist Financial Corp.	29,296	1,649,951
U.S. Bancorp	31,049	1,840,895
Wells Fargo & Co.	84,078	4,523,396
Zions Bancorp NA	3,724	193,350
		32,920,382

Capital Goods 6.4%
3M Co.	12,562	2,216,188
A.O. Smith Corp.	2,994	142,634
Allegion plc	2,030	252,816
AMETEK, Inc.	4,994	498,102
Arconic, Inc.	8,462	260,376
Caterpillar, Inc.	12,073	1,782,941
Cummins, Inc.	3,347	598,979
Deere & Co.	6,879	1,191,855
Dover Corp.	3,173	365,720
Eaton Corp. plc	9,031	855,416
Emerson Electric Co.	13,308	1,014,868
Fastenal Co.	12,529	462,947
Flowserve Corp.	2,859	142,292
Fortive Corp.	6,456	493,174
Fortune Brands Home & Security, Inc.	3,040	198,634
General Dynamics Corp.	5,119	902,736
General Electric Co.	190,790	2,129,216
Honeywell International, Inc.	15,609	2,762,793
Huntington Ingalls Industries, Inc.	893	224,036
IDEX Corp.	1,662	285,864
Illinois Tool Works, Inc.	6,389	1,147,656
Ingersoll-Rand plc	5,234	695,703
Jacobs Engineering Group, Inc.	2,960	265,897
Johnson Controls International plc	16,852	686,045
L3Harris Technologies, Inc.	4,829	955,514
Security	Number of Shares	Value ($)
Lockheed Martin Corp.	5,422	2,111,218
Masco Corp.	6,206	297,826
Northrop Grumman Corp.	3,424	1,177,753
PACCAR, Inc.	7,556	597,680
Parker-Hannifin Corp.	2,807	577,737
Pentair plc	3,672	168,435
Quanta Services, Inc.	3,108	126,527
Raytheon Co.	6,084	1,336,898
Rockwell Automation, Inc.	2,524	511,539
Roper Technologies, Inc.	2,273	805,165
Snap-on, Inc.	1,198	202,941
Stanley Black & Decker, Inc.	3,321	550,422
Textron, Inc.	4,987	222,420
The Boeing Co.	11,680	3,804,877
TransDigm Group, Inc.	1,088	609,280
United Rentals, Inc. *	1,642	273,836
United Technologies Corp.	17,724	2,654,346
W.W. Grainger, Inc.	953	322,610
Westinghouse Air Brake Technologies Corp.	3,978	309,488
Xylem, Inc.	3,934	309,960
		37,503,360

Commercial & Professional Services 0.7%
Cintas Corp.	1,831	492,686
Copart, Inc. *	4,469	406,411
Equifax, Inc.	2,645	370,617
IHS Markit Ltd. *	8,759	659,991
Nielsen Holdings plc	7,772	157,772
Republic Services, Inc.	4,600	412,298
Robert Half International, Inc.	2,568	162,169
Rollins, Inc.	3,076	102,000
Verisk Analytics, Inc.	3,580	534,637
Waste Management, Inc.	8,526	971,623
		4,270,204

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	3,313	126,391
D.R. Horton, Inc.	7,326	386,446
Garmin Ltd.	3,156	307,899
Hanesbrands, Inc.	7,901	117,330
Hasbro, Inc.	2,780	293,596
Leggett & Platt, Inc.	2,875	146,136
Lennar Corp., Class A	6,114	341,100
Mohawk Industries, Inc. *	1,299	177,158
Newell Brands, Inc.	8,324	159,987
NIKE, Inc., Class B	27,220	2,757,658
NVR, Inc. *	76	289,439
PulteGroup, Inc.	5,565	215,922
PVH Corp.	1,620	170,343
Ralph Lauren Corp.	1,086	127,301
Tapestry, Inc.	6,028	162,575
Under Armour, Inc., Class A *	4,111	88,798
Under Armour, Inc., Class C *	4,251	81,534
VF Corp.	7,154	712,968
Whirlpool Corp.	1,381	203,739
		6,866,320

10
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Security	Number of Shares	Value ($)
Consumer Services 1.9%
Carnival Corp.	8,750	444,762
Chipotle Mexican Grill, Inc. *	559	467,944
Darden Restaurants, Inc.	2,678	291,929
H&R Block, Inc.	4,283	100,565
Hilton Worldwide Holdings, Inc.	6,164	683,649
Las Vegas Sands Corp.	7,382	509,653
Marriott International, Inc., Class A	5,928	897,677
McDonald’s Corp.	16,452	3,251,080
MGM Resorts International	11,250	374,288
Norwegian Cruise Line Holdings Ltd. *	4,648	271,490
Royal Caribbean Cruises Ltd.	3,755	501,330
Starbucks Corp.	25,800	2,268,336
Wynn Resorts Ltd.	2,111	293,155
Yum! Brands, Inc.	6,607	665,523
		11,021,381

Diversified Financials 5.0%
American Express Co.	14,659	1,824,899
Ameriprise Financial, Inc.	2,769	461,260
Berkshire Hathaway, Inc., Class B *	42,732	9,678,798
BlackRock, Inc.	2,577	1,295,458
Capital One Financial Corp.	10,174	1,047,006
Cboe Global Markets, Inc.	2,423	290,760
CME Group, Inc.	7,829	1,571,437
Discover Financial Services	6,848	580,847
E*TRADE Financial Corp.	4,938	224,037
Franklin Resources, Inc.	6,098	158,426
Intercontinental Exchange, Inc.	12,168	1,126,148
Invesco Ltd.	8,136	146,285
MarketAxess Holdings, Inc.	829	314,282
Moody’s Corp.	3,548	842,331
Morgan Stanley	26,880	1,374,106
MSCI, Inc.	1,851	477,891
Nasdaq, Inc.	2,508	268,607
Northern Trust Corp.	4,630	491,891
Raymond James Financial, Inc.	2,701	241,632
S&P Global, Inc.	5,340	1,458,087
State Street Corp.	7,945	628,450
Synchrony Financial	12,987	467,662
T. Rowe Price Group, Inc.	5,107	622,237
The Bank of New York Mellon Corp.	18,337	922,901
The Charles Schwab Corp. (a)	24,883	1,183,435
The Goldman Sachs Group, Inc.	6,963	1,601,003
		29,299,876

Energy 4.3%
Apache Corp.	8,215	210,222
Baker Hughes Co.	14,196	363,844
Cabot Oil & Gas Corp.	8,913	155,175
Chevron Corp.	41,307	4,977,907
Cimarex Energy Co.	2,225	116,790
Concho Resources, Inc.	4,392	384,608
ConocoPhillips	23,971	1,558,834
Devon Energy Corp.	8,455	219,576
Diamondback Energy, Inc.	3,521	326,960
EOG Resources, Inc.	12,710	1,064,590
Exxon Mobil Corp.	92,430	6,449,765
Halliburton Co.	19,178	469,286
Helmerich & Payne, Inc.	2,369	107,624
Hess Corp.	5,658	378,011
HollyFrontier Corp.	3,244	164,503
Kinder Morgan, Inc.	42,549	900,762
Marathon Oil Corp.	17,476	237,324
Marathon Petroleum Corp.	14,185	854,646
Security	Number of Shares	Value ($)
National-Oilwell Varco, Inc.	8,429	211,147
Noble Energy, Inc.	10,449	259,553
Occidental Petroleum Corp.	19,515	804,213
ONEOK, Inc.	9,023	682,770
Phillips 66	9,707	1,081,457
Pioneer Natural Resources Co.	3,619	547,808
Schlumberger Ltd.	30,242	1,215,728
TechnipFMC plc	9,180	196,819
Valero Energy Corp.	8,971	840,134
Williams Cos., Inc.	26,477	628,035
		25,408,091

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	9,651	2,836,622
Kroger Co.	17,521	507,934
Sysco Corp.	11,146	953,429
Walgreens Boots Alliance, Inc.	16,379	965,706
Walmart, Inc.	30,990	3,682,851
		8,946,542

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	40,810	2,036,827
Archer-Daniels-Midland Co.	12,161	563,662
Brown-Forman Corp., Class B	3,980	269,048
Campbell Soup Co.	3,690	182,360
Conagra Brands, Inc.	10,631	364,005
Constellation Brands, Inc., Class A	3,659	694,295
General Mills, Inc.	13,203	707,153
Hormel Foods Corp.	6,075	274,043
Kellogg Co.	5,439	376,161
Lamb Weston Holdings, Inc.	3,191	274,522
McCormick & Co., Inc.	2,700	458,271
Molson Coors Brewing Co., Class B	4,103	221,152
Mondelez International, Inc., Class A	31,454	1,732,486
Monster Beverage Corp. *	8,340	530,007
PepsiCo, Inc.	30,462	4,163,242
Philip Morris International, Inc.	33,989	2,892,124
The Coca-Cola Co.	84,237	4,662,518
The Hershey Co.	3,240	476,215
The JM Smucker Co.	2,492	259,492
The Kraft Heinz Co.	13,605	437,129
Tyson Foods, Inc., Class A	6,449	587,117
		22,161,829

Health Care Equipment & Services 6.5%
Abbott Laboratories	38,610	3,353,665
ABIOMED, Inc. *	987	168,372
Align Technology, Inc. *	1,567	437,256
AmerisourceBergen Corp.	3,284	279,206
Anthem, Inc.	5,539	1,672,944
Baxter International, Inc.	11,153	932,614
Becton, Dickinson & Co.	5,908	1,606,799
Boston Scientific Corp. *	30,449	1,376,904
Cardinal Health, Inc.	6,389	323,156
Centene Corp. *	9,040	568,345
Cerner Corp.	6,861	503,529
Cigna Corp. *	8,158	1,668,229
CVS Health Corp.	28,420	2,111,322
Danaher Corp.	13,965	2,143,348
DaVita, Inc. *	1,959	146,984
Dentsply Sirona, Inc.	4,858	274,914
Edwards Lifesciences Corp. *	4,556	1,062,869
HCA Healthcare, Inc.	5,779	854,194
Henry Schein, Inc. *	3,206	213,904
Hologic, Inc. *	5,858	305,846

11
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Security	Number of Shares	Value ($)
Humana, Inc.	2,893	1,060,342
IDEXX Laboratories, Inc. *	1,874	489,358
Intuitive Surgical, Inc. *	2,525	1,492,654
Laboratory Corp. of America Holdings *	2,121	358,809
McKesson Corp.	3,936	544,427
Medtronic plc	29,281	3,321,929
Quest Diagnostics, Inc.	2,942	314,176
ResMed, Inc.	3,141	486,761
Steris plc	1,852	282,282
Stryker Corp.	7,034	1,476,718
Teleflex, Inc.	1,011	380,581
The Cooper Cos., Inc.	1,083	347,957
UnitedHealth Group, Inc.	20,697	6,084,504
Universal Health Services, Inc., Class B	1,755	251,772
Varian Medical Systems, Inc. *	1,986	282,032
WellCare Health Plans, Inc. *	1,099	362,901
Zimmer Biomet Holdings, Inc.	4,493	672,512
		38,214,115

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	5,361	377,093
Clorox Co.	2,741	420,853
Colgate-Palmolive Co.	18,721	1,288,754
Coty, Inc., Class A	6,509	73,226
Kimberly-Clark Corp.	7,488	1,029,974
Procter & Gamble Co.	54,478	6,804,302
The Estee Lauder Cos., Inc., Class A	4,861	1,003,991
		10,998,193

Insurance 2.3%
AFLAC, Inc.	16,036	848,304
American International Group, Inc.	19,004	975,475
Aon plc	5,115	1,065,403
Arthur J. Gallagher & Co.	4,075	388,062
Assurant, Inc.	1,324	173,550
Chubb Ltd.	9,901	1,541,190
Cincinnati Financial Corp.	3,319	348,993
Everest Re Group Ltd.	891	246,665
Globe Life, Inc.	2,176	229,024
Lincoln National Corp.	4,333	255,690
Loews Corp.	5,587	293,262
Marsh & McLennan Cos., Inc.	11,025	1,228,295
MetLife, Inc.	17,075	870,313
Principal Financial Group, Inc.	5,641	310,255
Prudential Financial, Inc.	8,781	823,131
The Allstate Corp.	7,077	795,809
The Hartford Financial Services Group, Inc.	7,873	478,442
The Progressive Corp.	12,772	924,565
The Travelers Cos., Inc.	5,639	772,261
Unum Group	4,506	131,395
Willis Towers Watson plc	2,809	567,250
WR Berkley Corp.	3,170	219,047
		13,486,381

Materials 2.6%
Air Products & Chemicals, Inc.	4,815	1,131,477
Albemarle Corp.	2,317	169,234
Amcor plc *	35,394	383,671
Avery Dennison Corp.	1,824	238,616
Ball Corp.	7,147	462,196
Celanese Corp.	2,640	325,037
CF Industries Holdings, Inc.	4,750	226,765
Corteva, Inc. *	16,349	483,276
Dow, Inc. *	16,198	886,517
DuPont de Nemours, Inc.	16,183	1,038,949
Security	Number of Shares	Value ($)
Eastman Chemical Co.	2,970	235,402
Ecolab, Inc.	5,478	1,057,199
FMC Corp.	2,831	282,590
Freeport-McMoRan, Inc.	31,698	415,878
International Flavors & Fragrances, Inc. (b)	2,333	301,004
International Paper Co.	8,566	394,464
Linde plc	11,735	2,498,381
LyondellBasell Industries N.V., Class A	5,608	529,844
Martin Marietta Materials, Inc.	1,365	381,709
Newmont Goldcorp Corp.	17,910	778,190
Nucor Corp.	6,624	372,799
Packaging Corp. of America	2,068	231,595
PPG Industries, Inc.	5,165	689,476
Sealed Air Corp.	3,376	134,466
The Mosaic Co.	7,638	165,286
The Sherwin-Williams Co.	1,795	1,047,454
Vulcan Materials Co.	2,891	416,275
WestRock Co.	5,634	241,755
		15,519,505

Media & Entertainment 8.2%
Activision Blizzard, Inc.	16,783	997,246
Alphabet, Inc., Class A *	6,546	8,767,647
Alphabet, Inc., Class C *	6,529	8,729,403
Charter Communications, Inc., Class A *	3,425	1,661,399
Comcast Corp., Class A	99,175	4,459,900
Discovery, Inc., Class A *	3,455	113,117
Discovery, Inc., Class C *	7,327	223,400
DISH Network Corp., Class A *	5,593	198,384
Electronic Arts, Inc. *	6,379	685,806
Facebook, Inc., Class A *	52,571	10,790,198
Fox Corp., Class A	7,745	287,107
Fox Corp., Class B *	3,547	129,111
Live Nation Entertainment, Inc. *	3,079	220,056
Netflix, Inc. *	9,574	3,097,859
News Corp., Class A	8,488	120,020
News Corp., Class B	2,660	38,597
Omnicom Group, Inc.	4,756	385,331
Take-Two Interactive Software, Inc. *	2,473	302,769
The Interpublic Group of Cos., Inc.	8,469	195,634
Twitter, Inc. *	16,960	543,568
ViacomCBS, Inc., Class B	11,806	495,498
Walt Disney Co.	39,374	5,694,662
		48,136,712

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	32,306	2,860,373
Agilent Technologies, Inc.	6,760	576,696
Alexion Pharmaceuticals, Inc. *	4,834	522,797
Allergan plc	7,171	1,370,880
Amgen, Inc.	12,980	3,129,089
Biogen, Inc. *	3,942	1,169,710
Bristol-Myers Squibb Co.	51,210	3,287,170
Eli Lilly & Co.	18,458	2,425,935
Gilead Sciences, Inc.	27,638	1,795,917
Illumina, Inc. *	3,211	1,065,217
Incyte Corp. *	3,906	341,072
IQVIA Holdings, Inc. *	3,942	609,078
Johnson & Johnson	57,495	8,386,796
Merck & Co., Inc.	55,618	5,058,457
Mettler-Toledo International, Inc. *	532	422,025
Mylan N.V. *	11,275	226,627
PerkinElmer, Inc.	2,427	235,662
Perrigo Co., plc	2,973	153,585
Pfizer, Inc.	120,896	4,736,705
Regeneron Pharmaceuticals, Inc. *	1,745	655,213

12
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	8,760	2,845,861
Vertex Pharmaceuticals, Inc. *	5,618	1,230,061
Waters Corp. *	1,408	328,979
Zoetis, Inc.	10,405	1,377,102
		44,811,007

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	2,515	406,374
American Tower Corp.	9,676	2,223,738
Apartment Investment & Management Co., Class A	3,252	167,966
AvalonBay Communities, Inc.	3,051	639,795
Boston Properties, Inc.	3,141	433,018
CBRE Group, Inc., Class A *	7,313	448,214
Crown Castle International Corp.	9,083	1,291,149
Digital Realty Trust, Inc.	4,560	546,014
Duke Realty Corp.	8,029	278,366
Equinix, Inc.	1,863	1,087,433
Equity Residential	7,625	617,015
Essex Property Trust, Inc.	1,444	434,442
Extra Space Storage, Inc.	2,829	298,799
Federal Realty Investment Trust	1,534	197,472
Healthpeak Properties, Inc.	10,813	372,724
Host Hotels & Resorts, Inc.	15,668	290,641
Iron Mountain, Inc.	6,272	199,889
Kimco Realty Corp.	9,220	190,946
Mid-America Apartment Communities, Inc.	2,491	328,463
Prologis, Inc.	13,801	1,230,221
Public Storage	3,282	698,935
Realty Income Corp.	7,120	524,246
Regency Centers Corp.	3,660	230,909
SBA Communications Corp.	2,460	592,835
Simon Property Group, Inc.	6,703	998,479
SL Green Realty Corp.	1,780	163,546
UDR, Inc.	6,401	298,927
Ventas, Inc.	8,143	470,177
Vornado Realty Trust	3,460	230,090
Welltower, Inc.	8,864	724,898
Weyerhaeuser Co.	16,277	491,565
		17,107,286

Retailing 6.2%
Advance Auto Parts, Inc.	1,513	242,322
Amazon.com, Inc. *	9,098	16,811,648
AutoZone, Inc. *	521	620,673
Best Buy Co., Inc.	4,975	436,805
Booking Holdings, Inc. *	914	1,877,109
CarMax, Inc. *	3,592	314,911
Dollar General Corp.	5,562	867,561
Dollar Tree, Inc. *	5,170	486,238
eBay, Inc.	16,705	603,218
Expedia Group, Inc.	3,053	330,151
Genuine Parts Co.	3,174	337,174
Kohl’s Corp.	3,420	174,249
L Brands, Inc.	5,074	91,941
LKQ Corp. *	6,695	239,012
Lowe’s Cos., Inc.	16,744	2,005,261
Macy’s, Inc.	6,750	114,750
Nordstrom, Inc.	2,340	95,776
O'Reilly Automotive, Inc. *	1,653	724,444
Ross Stores, Inc.	7,902	919,951
Target Corp.	11,070	1,419,285
The Gap, Inc.	4,649	82,194
The Home Depot, Inc.	23,830	5,203,995
The TJX Cos., Inc.	26,491	1,617,540
Tiffany & Co.	2,358	315,147
Security	Number of Shares	Value ($)
Tractor Supply Co.	2,586	241,636
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,249	316,172
		36,489,163

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	24,328	1,115,682
Analog Devices, Inc.	8,046	956,187
Applied Materials, Inc.	20,180	1,231,787
Broadcom, Inc.	8,665	2,738,313
Intel Corp.	95,028	5,687,426
KLA Corp.	3,447	614,152
Lam Research Corp.	3,169	926,616
Maxim Integrated Products, Inc.	5,911	363,586
Microchip Technology, Inc.	5,221	546,743
Micron Technology, Inc. *	24,184	1,300,615
NVIDIA Corp.	13,370	3,145,961
Qorvo, Inc. *	2,538	294,992
Qualcomm, Inc.	24,944	2,200,809
Skyworks Solutions, Inc.	3,722	449,915
Texas Instruments, Inc.	20,420	2,619,682
Xilinx, Inc.	5,494	537,148
		24,729,614

Software & Services 12.4%
Accenture plc, Class A	13,873	2,921,238
Adobe, Inc. *	10,575	3,487,741
Akamai Technologies, Inc. *	3,530	304,921
Alliance Data Systems Corp.	895	100,419
ANSYS, Inc. *	1,870	481,357
Autodesk, Inc. *	4,807	881,892
Automatic Data Processing, Inc.	9,453	1,611,737
Broadridge Financial Solutions, Inc.	2,504	309,344
Cadence Design Systems, Inc. *	6,130	425,177
Citrix Systems, Inc.	2,674	296,547
Cognizant Technology Solutions Corp., Class A	11,962	741,883
DXC Technology Co.	5,593	210,241
Fidelity National Information Services, Inc.	13,427	1,867,561
Fiserv, Inc. *	12,476	1,442,600
FleetCor Technologies, Inc. *	1,896	545,517
Fortinet, Inc. *	3,101	331,063
Gartner, Inc. *	1,954	301,111
Global Payments, Inc.	6,566	1,198,689
International Business Machines Corp.	19,347	2,593,272
Intuit, Inc.	5,687	1,489,596
Jack Henry & Associates, Inc.	1,681	244,871
Leidos Holdings, Inc.	2,907	284,566
Mastercard, Inc., Class A	19,393	5,790,556
Microsoft Corp.	166,655	26,281,493
NortonLifeLock, Inc.	12,526	319,664
Oracle Corp.	47,327	2,507,384
Paychex, Inc.	6,959	591,933
PayPal Holdings, Inc. *	25,651	2,774,669
Salesforce Com, Inc. *	19,377	3,151,475
ServiceNow, Inc. *	4,120	1,163,158
Synopsys, Inc. *	3,284	457,133
The Western Union Co.	9,158	245,251
VeriSign, Inc. *	2,257	434,879
Visa, Inc., Class A	37,396	7,026,708
		72,815,646

Technology Hardware & Equipment 6.5%
Amphenol Corp., Class A	6,477	701,006
Apple, Inc.	91,241	26,792,920
Arista Networks, Inc. *	1,185	241,029

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Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Security	Number of Shares	Value ($)
CDW Corp.	3,139	448,375
Cisco Systems, Inc.	92,676	4,444,741
Corning, Inc.	16,801	489,077
F5 Networks, Inc. *	1,328	185,455
FLIR Systems, Inc.	2,930	152,565
Hewlett Packard Enterprise Co.	28,267	448,315
HP, Inc.	32,376	665,327
IPG Photonics Corp. *	777	112,603
Juniper Networks, Inc.	7,313	180,119
Keysight Technologies, Inc. *	4,098	420,578
Motorola Solutions, Inc.	3,743	603,147
NetApp, Inc.	4,986	310,378
Seagate Technology plc	5,050	300,475
TE Connectivity Ltd.	7,307	700,303
Western Digital Corp.	6,497	412,364
Xerox Holdings Corp. *	4,061	149,729
Zebra Technologies Corp., Class A *	1,178	300,908
		38,059,414

Telecommunication Services 2.1%
AT&T, Inc.	159,581	6,236,426
CenturyLink, Inc.	21,434	283,143
T-Mobile US, Inc. *	6,915	542,274
Verizon Communications, Inc.	90,348	5,547,367
		12,609,210

Transportation 1.9%
Alaska Air Group, Inc.	2,691	182,315
American Airlines Group, Inc.	8,518	244,296
C.H. Robinson Worldwide, Inc.	2,955	231,081
CSX Corp.	16,988	1,229,252
Delta Air Lines, Inc.	12,574	735,328
Expeditors International of Washington, Inc.	3,720	290,234
FedEx Corp.	5,244	792,945
J.B. Hunt Transport Services, Inc.	1,863	217,561
Kansas City Southern	2,165	331,591
Norfolk Southern Corp.	5,696	1,105,765
Old Dominion Freight Line, Inc.	1,395	264,743
Southwest Airlines Co.	10,347	558,531
Union Pacific Corp.	15,165	2,741,680
United Airlines Holdings, Inc. *	4,754	418,780
United Parcel Service, Inc., Class B	15,308	1,791,955
		11,136,057

Utilities 3.3%
Alliant Energy Corp.	5,250	287,280
Ameren Corp.	5,375	412,800
American Electric Power Co., Inc.	10,790	1,019,763
American Water Works Co., Inc.	3,949	485,135
Atmos Energy Corp.	2,607	291,619
CenterPoint Energy, Inc.	10,972	299,206
CMS Energy Corp.	6,200	389,608
Consolidated Edison, Inc.	7,261	656,903
Dominion Energy, Inc.	17,981	1,489,186
DTE Energy Co.	4,197	545,064
Duke Energy Corp.	15,926	1,452,610
Security	Number of Shares	Value ($)
Edison International	7,834	590,762
Entergy Corp.	4,349	521,010
Evergy, Inc.	4,978	324,018
Eversource Energy	7,072	601,615
Exelon Corp.	21,237	968,195
FirstEnergy Corp.	11,803	573,626
NextEra Energy, Inc.	10,678	2,585,785
NiSource, Inc.	8,160	227,174
NRG Energy, Inc.	5,498	218,546
Pinnacle West Capital Corp.	2,456	220,868
PPL Corp.	15,794	566,689
Public Service Enterprise Group, Inc.	11,047	652,325
Sempra Energy	6,158	932,814
The AES Corp.	14,502	288,590
The Southern Co.	22,910	1,459,367
WEC Energy Group, Inc.	6,891	635,557
Xcel Energy, Inc.	11,456	727,341
		19,423,456
Total Common Stock
(Cost $318,829,939)		584,580,834

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.55% (c)	263,792	263,792
Total Other Investment Company
(Cost $263,792)		263,792
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.56%, 01/02/20 (d)	2,441,338	2,441,338
Total Short-Term Investment
(Cost $2,441,338)		2,441,338

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	18	2,907,990	13,650
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $262,814.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

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Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended December 31, 2019:
	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received
The Charles Schwab Corp.	$800,117	$322,968	($62,714)	($13,188)	$136,252	$1,183,435	24,883	$13,490

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$584,580,834	$—	$—	$584,580,834
Other Investment Company[1]	263,792	—	—	263,792
Short-Term Investment[1]	—	2,441,338	—	2,441,338
Futures Contracts[2]	13,650	—	—	13,650
Total	$584,858,276	$2,441,338	$—	$587,299,614
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investment in affiliated issuer, at value (cost $608,864)		$1,183,435
Investments in unaffiliated issuers, at value (cost $320,662,413)		585,838,737
Collateral invested for securities on loan, at value (cost $263,792)		263,792
Deposit with broker for futures contracts		131,302
Receivables:
Fund shares sold		1,650,005
Dividends		535,808
Variation margin on futures contracts		13,684
Interest		113
Income from securities on loan	+	76
Total assets		589,616,952
Liabilities
Collateral held for securities on loan		263,792
Payables:
Investments bought		232,314
Investment adviser fees		13,079
Fund shares redeemed	+	648,373
Total liabilities		1,157,558
Net Assets
Total assets		589,616,952
Total liabilities	–	1,157,558
Net assets		$588,459,394
Net Assets by Source
Capital received from investors		316,695,295
Total distributable earnings		271,764,099

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$588,459,394		12,395,098		$47.48

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Schwab S&P 500 Index Portfolio  |  Annual Report
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Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends received from affiliated issuer		$13,490
Dividends received from unaffiliated issuers		8,871,893
Interest		19,672
Securities on loan, net	+	10,390
Total investment income		8,915,445
Expenses
Investment adviser fees		123,936
Total expenses	–	123,936
Net investment income		8,791,509
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(13,188)
Net realized losses on unaffiliated issuers		(573,616)
Net realized gains on futures contracts	+	441,462
Net realized losses		(145,342)
Net change in unrealized appreciation (depreciation) on affiliated issuer		136,252
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		102,053,670
Net change in unrealized appreciation (depreciation) on futures contracts	+	41,473
Net change in unrealized appreciation (depreciation)	+	102,231,395
Net realized and unrealized gains		102,086,053
Increase in net assets resulting from operations		$110,877,562
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Schwab S&P 500 Index Portfolio  |  Annual Report
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Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$8,791,509	$7,354,046
Net realized gains (losses)		(145,342)	3,064,536
Net change in unrealized appreciation (depreciation)	+	102,231,395	(26,575,403)
Increase (decrease) in net assets from operations		110,877,562	(16,156,821)
Distributions to Shareholders
Total distributions		($10,956,502)	($6,399,171)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,437,732	$200,469,471	1,649,011	$66,928,090
Shares reinvested		255,933	10,956,502	160,622	6,399,171
Shares redeemed	+	(1,465,485)	(62,995,603)	(1,387,798)	(56,222,136)
Net transactions in fund shares		3,228,180	$148,430,370	421,835	$17,105,125
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,166,918	$340,107,964	8,745,083	$345,558,831
Total increase or decrease	+	3,228,180	248,351,430	421,835	(5,450,867)
End of period		12,395,098	$588,459,394	9,166,918	$340,107,964
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Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2019, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of this insurance separate account could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled
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Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2019, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of December 31, 2019, are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and the fund, CSIM pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
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Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Financial Notes (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Security Lending Risk. Securities lending risk involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as the fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2019, the fund’s total aggregate security transactions with other funds in the Fund Complex was $4,613,623 and includes realized losses of $96,577.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund does not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2019, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$168,262,758	$23,456,225

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at December 31, 2019 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2019, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amounts	Number of Contracts
$1,794,872	12

9. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$325,636,111
Gross unrealized appreciation	$266,655,764
Gross unrealized depreciation	(4,992,261)
Net unrealized appreciation (depreciation)	$261,663,503
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$8,965,360
Undistributed long-term capital gains	1,135,236
Net unrealized appreciation (depreciation) on investments	261,663,503
Total	$271,764,099
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Financial Notes (continued)

9. Federal Income Taxes (continued):
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized gains (losses) on futures contracts. The tax cost of the fund’s investments, disclosed above, has been adjusted from the book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$7,310,257
Long-term capital gains	3,646,245
Prior period distributions
Ordinary income	$6,206,253
Long-term capital gains	192,918
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab S&P 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab S&P 500 Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab S&P 500 Index Portfolio (one of the funds constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

For corporate shareholders, 93.45% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2019, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $3,646,245 as long-term capital gain dividends for the fiscal year ended December 31, 2019.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Annual Report  |  December 31, 2019
Schwab VIT Balanced Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Balanced Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2019, global equity and fixed income markets generated strong returns. Following significant volatility and steep declines in December 2018, both U.S. and international stocks staged a strong recovery despite several setbacks, primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. In the U.S., steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stock markets to record highs. Fixed-income markets, particularly corporate bond markets, also demonstrated strength throughout the period although U.S. Treasuries also posted relatively strong gains. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.49% and the Bloomberg Barclays US Aggregate Bond Index returned 8.72%. The FTSE non-US Dollar World Government Bond Index returned 5.32%. Equity markets outside the U.S. displayed robust resilience despite slowing economic momentum due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. In this environment, many central banks maintained their generally low interest rates or reduced their policy rates. Over the period, the U.S. dollar strengthened slightly against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 22.01%, while the MSCI Emerging Markets Index (Net)* returned 18.42%.
Economic growth around the globe was uneven over the reporting period. Despite escalating trade tensions with China over much of the reporting period, the U.S. economy maintained steady growth in its tenth year of expansion, although at a declining pace. After concerns of economic weakness intensified late in 2018, the U.S. economic outlook brightened considerably in the first six months of 2019. In the third quarter of 2019, signs of slowing growth increased amid a weakening global economy, waning manufacturing activity, and the ongoing U.S.-China trade war. However, in the fourth quarter, a partial trade resolution between the U.S. and China relieved much of the pressure. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third quarter of 2019, up slightly from 2.0% in the second quarter, but down from 3.1% in the first quarter of 2019. The unemployment rate ended the reporting period at a 50-year low. After reaching a near 18-year high during the summer, consumer confidence edged lower by December, although it remained a stable source of GDP growth in the U.S. Inflation remained benign.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Balanced Portfolio
The Investment Environment (continued)

Outside the U.S., conditions were softer, dampened by trade issues, slowing economic output, and geopolitical concerns. Oil prices, which had fallen steeply in the fourth quarter of 2018, rebounded through the first four months of 2019, as major exporters sought to curb supply and central banks took steps to ease growth-related fears, before dipping in May when trade concerns escalated. Oil prices remained volatile through period end. In the eurozone, growth slowed, subdued by higher inflation and tepid wage growth that constrained consumer spending. The United Kingdom’s economy grew in the first and third quarters of 2019, but contracted in the second quarter amid ongoing and intensifying Brexit-related economic and political uncertainty. Japan’s economy experienced modest, although slowing, GDP growth throughout the year.
In response to the economic environment, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally low—and for some international central banks, negative—interest rates. In the U.S., after raising interest rates four times in 2018, the Fed held rates unchanged through the first half of 2019. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Following the October interest rate cut, the Fed signaled that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong. The federal funds target rate ended the reporting period in a range of 1.50% to 1.75%. Outside the U.S., the European Central Bank held interest rates steady and launched an asset-purchase program to help stimulate the economy. The Bank of Japan maintained its short-term interest rate target of –0.1% throughout the period. Despite ongoing Brexit-related uncertainties, the Bank of England maintained its key official bank rate of 0.75% throughout the period, where it has remained since August 2018. Central banks in several key emerging market economies—including India, Thailand, and China—lowered their policy rates in response to inflation and trade-related pressures.
Bond prices generally rose over the reporting period as yields fell. (Bond yields and bond prices move in opposite directions.) Short-term yields, which typically respond to changes in the federal funds rate, remained relatively flat for the first five months of the period before declining as the Fed implemented interest rate cuts, with the three-month Treasury yield falling from 2.45% at the outset of the period to 1.55% at the end of the period. Longer-term yields, which are influenced more by economic growth and inflation expectations, trended downward over most of the period before moderating in the last four months. During the reporting period, the U.S. Treasury yield curve flattened with portions of the yield curve inverting, which is often an indicator of a possible recession, before normalizing in the last quarter of the year. Over the reporting period, the 10-year Treasury yield fell from 2.69% to 1.92%. Outside the U.S., bond yields generally remained low.
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Schwab VIT Balanced Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab VIT Balanced Portfolio as of December 31, 2019

The Schwab VIT Balanced Portfolio (the fund) seeks long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds, as well as unaffiliated third-party ETFs. The fund may also invest in affiliated mutual funds from Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index comprises 44% equity, 38% fixed income, 15% cash, and 3% commodities.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, global equity and fixed income markets generated strong returns. Following significant volatility and steep declines in December 2018, both U.S. and international stocks staged a strong recovery despite several setbacks—primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. In the U.S., steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stock markets to record highs. Fixed-income markets, particularly corporate bond markets, also demonstrated strength throughout the period although U.S. Treasuries also posted relatively strong gains.
Performance. For the 12-month reporting period ended December 31, 2019, the fund returned 14.24%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 30.90% and 8.72%, respectively. The composite index, described above, returned 14.99%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
U.S. equities were the greatest contributors to the fund’s total return. The Schwab U.S. Large-Cap ETF was the greatest contributor to the fund’s total return, returning approximately 31.2% for the reporting period, generally tracking its comparative index component. The Schwab U.S. Small-Cap ETF returned approximately 26.5% for the reporting period and iShares Micro-Cap ETF returned approximately 22.2% for the reporting period, also generally tracking their comparative index components. The fund’s real estate exposure also contributed to the total return of the fund, with the Schwab U.S. REIT ETF returning approximately 22.9% for the reporting period.
International equities also contributed to the total return of the fund. The Schwab International Equity ETF, representing the fund’s developed international markets exposure, returned approximately 22.2% for the reporting period, the Schwab Emerging Markets Equity ETF, representing the fund’s emerging markets exposure, returned approximately 20.3% for the reporting period, and the Schwab International Small-Cap Equity ETF, representing the fund’s international small-cap exposure, returned approximately 23.1% for the reporting period. On a relative basis, the three international equity funds generally tracked their comparative index components.
The fund’s fixed-income exposures also produced positive returns. The Schwab U.S. Aggregate Bond ETF returned approximately 8.6% for the reporting period, generally tracking its comparative index component. The fund’s exposure to inflation-protected bonds, the Schwab U.S. TIPS ETF, returned approximately 8.5% for the reporting period, generally tracking its comparative index component. Internationally, the SPDR Bloomberg Barclays International Treasury Bond ETF returned approximately 5.6% for the reporting period, underperforming its comparative index component.
The fund’s allocation to global commodities was the smallest contributor to the fund’s total return primarily as a result of the allocation’s relatively small weight within the fund. The Credit Suisse Commodity Return Strategy Fund, Class I returned approximately 7.0% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab VIT Balanced Portfolio
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab VIT Balanced Portfolio (07/25/12)	14.24%	4.24%	5.01%
VIT Balanced Composite Index	14.99%	4.94%	5.72%
S&P 500® Index	31.49%	11.70%	14.95%
Bloomberg Barclays US Aggregate Bond Index	8.72%	3.05%	2.60%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	15.26%	4.99%	N/A
Fund Expense Ratio[3]: 0.66%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices are provided for comparative purposes.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.11% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced Portfolio
Performance and Fund Facts as of December 31, 2019 (continued)

Statistics
Number of Holdings	13
Portfolio Turnover Rate	15%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19[2]	Expenses Paid During Period 7/1/19-12/31/19[2,5]	Effective Expenses Paid During Period 7/1/19-12/31/19[4,5]
Schwab VIT Balanced Portfolio
Actual Return	0.57%	0.68%	$1,000.00	$1,045.00	$2.94	$3.51
Hypothetical 5% Return	0.57%	0.68%	$1,000.00	$1,022.33	$2.91	$3.47

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab VIT Balanced Portfolio
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$11.82	$12.58	$11.66	$11.25	$11.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.23	0.18	0.15	0.13
Net realized and unrealized gains (losses)	1.42	(0.80)	0.98	0.38	(0.36)
Total from investment operations	1.67	(0.57)	1.16	0.53	(0.23)
Less distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.15)	(0.12)	(0.12)
Distributions from net realized gains	(0.02)	(0.02)	(0.09)	(0.00) [2]	(0.01)
Total distributions	(0.24)	(0.19)	(0.24)	(0.12)	(0.13)
Net asset value at end of period	$13.25	$11.82	$12.58	$11.66	$11.25
Total return	14.24%	(4.63%)	10.00%	4.78%	(2.00%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.56%	0.55%	0.55%	0.57%	0.58%
Gross operating expenses[3]	0.56%	0.55%	0.55%	0.57%	0.65%
Net investment income (loss)	1.97%	1.87%	1.50%	1.28%	1.15%
Portfolio turnover rate	15%	9%	9%	54% [4]	9%
Net assets, end of period (x 1,000,000)	$76	$66	$64	$56	$50

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
The portfolio turnover rate increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fund’s fiscal quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.7% of net assets

U.S. Stocks 19.4%
Large-Cap 15.4%
Schwab U.S. Large-Cap ETF	151,843	11,663,061
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	40,387	3,054,873
		14,717,934

International Stocks 18.1%
Developed-Market Large-Cap 11.0%
Schwab International Equity ETF	248,049	8,341,888
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF	43,806	1,517,878
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF	141,207	3,864,835
		13,724,601

Real Assets 6.1%
Real Estate 6.1%
Schwab U.S. REIT ETF	100,483	4,618,199

Fixed Income 35.6%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF	25,926	1,468,189
Intermediate-Term Bond 33.7%
Schwab U.S. Aggregate Bond ETF	478,107	25,545,257
		27,013,446

Money Market Fund 14.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	11,001,068	11,005,468
Total Affiliated Underlying Funds
(Cost $60,944,584)		71,079,648
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 5.9% of net assets

U.S. Stock 1.0%
Micro-Cap 1.0%
iShares Micro-Cap ETF	7,973	793,234

Real Assets 2.9%
Commodity 2.9%
Credit Suisse Commodity Return Strategy Fund, Class I	480,306	2,228,620

Fixed Income 2.0%
International Developed-Market Bond 2.0%
SPDR Bloomberg Barclays International Treasury Bond ETF	51,641	1,487,778
Total Unaffiliated Underlying Funds
(Cost $4,639,592)		4,509,632
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Citibank
1.56%, 01/02/20 (b)	345,218	345,218
Total Short-Term Investment
(Cost $345,218)		345,218
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

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See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,260,576	$784,212	($745,648)	($26,715)	$592,410	$3,864,835	141,207	$125,772
Schwab International Equity ETF	7,273,362	765,209	(1,066,564)	(30,307)	1,400,188	8,341,888	248,049	246,644
Schwab International Small-Cap Equity ETF	1,268,440	231,318	(231,951)	(8,101)	258,172	1,517,878	43,806	48,998
Schwab U.S. Aggregate Bond ETF	22,876,697	5,457,176	(4,128,988)	(46,244)	1,386,616	25,545,257	478,107	702,128
Schwab U.S. Large-Cap ETF	10,016,705	1,189,576	(2,308,889)	139,034	2,626,635	11,663,061	151,843	217,317
Schwab U.S. REIT ETF	3,942,307	559,939	(637,402)	27,560	725,795	4,618,199	100,483	128,476
Schwab U.S. Small-Cap ETF	2,580,114	394,703	(571,284)	27,172	624,168	3,054,873	40,387	43,509
Schwab U.S. TIPS ETF	1,380,559	—	—	—	87,630	1,468,189	25,926	29,587
Schwab Variable Share Price Money Fund, Ultra Shares	9,086,762	2,416,859	(500,000)	(20)	1,867	11,005,468	11,001,068	222,769
Total	$61,685,522	$11,798,992	($10,190,726)	$82,379	$7,703,481	$71,079,648		$1,765,200
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$71,079,648	$—	$—	$71,079,648
Unaffiliated Underlying Funds[1]	4,509,632	—	—	4,509,632
Short-Term Investment[1]	—	345,218	—	345,218
Total	$75,589,280	$345,218	$—	$75,934,498
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $60,944,584)		$71,079,648
Investments in unaffiliated issuers, at value (cost $4,984,810)		4,854,850
Receivables:
Fund shares sold		1,139
Income from securities on loan		663
Dividends		509
Interest		18
Prepaid expenses	+	196
Total assets		75,937,023
Liabilities
Payables:
Investment adviser and administrator fees		25,263
Independent trustees’ fees		44
Fund shares redeemed		65
Accrued expenses	+	28,985
Total liabilities		54,357
Net Assets
Total assets		75,937,023
Total liabilities	–	54,357
Net assets		$75,882,666
Net Assets by Source
Capital received from investors		64,787,024
Total distributable earnings		11,095,642

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$75,882,666		5,726,803		$13.25

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See financial notes

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$1,765,186
Dividends received from unaffiliated underlying funds		51,981
Interest		10,480
Securities on loan, net	+	2,939
Total investment income		1,830,586
Expenses
Investment adviser and administrator fees		326,311
Professional fees		30,040
Portfolio accounting fees		15,531
Independent trustees’ fees		15,529
Shareholder reports		10,126
Custodian fees		3,392
Transfer agent fees		1,489
Other expenses	+	5,195
Total expenses		407,613
Expense reduction by CSIM and its affiliates	–	3,485
Net expenses	–	404,128
Net investment income		1,426,458
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		14
Net realized gains on sales of affiliated underlying funds		82,379
Net realized losses on sales of unaffiliated underlying funds	+	(23,644)
Net realized gains		58,749
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		7,703,481
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	335,951
Net change in unrealized appreciation (depreciation)	+	8,039,432
Net realized and unrealized gains		8,098,181
Increase in net assets resulting from operations		$9,524,639
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Schwab VIT Balanced Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$1,426,458	$1,248,693
Net realized gains		58,749	90,328
Net change in unrealized appreciation (depreciation)	+	8,039,432	(4,561,761)
Increase (decrease) in net assets from operations		9,524,639	(3,222,740)
Distributions to Shareholders
Total distributions		($1,369,418)	($980,751)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,072,640	$13,614,298	1,053,283	$13,090,901
Shares reinvested		107,998	1,369,418	79,542	980,751
Shares redeemed	+	(1,076,962)	(13,731,398)	(634,773)	(7,864,189)
Net transactions in fund shares		103,676	$1,252,318	498,052	$6,207,463
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,623,127	$66,475,127	5,125,075	$64,471,155
Total increase	+	103,676	9,407,539	498,052	2,003,972
End of period		5,726,803	$75,882,666	5,623,127	$66,475,127
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See financial notes

Schwab VIT Balanced Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab mutual funds and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2019, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2019, the fund had no securities on loan.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The fund is subject to the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its
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Financial Notes (continued)

3. Risk Factors (continued):
investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
•   Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is
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Financial Notes (continued)

3. Risk Factors (continued):
subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2019, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.2%
*	Less than 0.05%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$12,309,658	$10,450,661

8. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$66,421,426
Gross unrealized appreciation	$9,951,901
Gross unrealized depreciation	(438,829)
Net unrealized appreciation (depreciation)	$9,513,072
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Schwab VIT Balanced Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,502,466
Undistributed long-term capital gains	80,104
Net unrealized appreciation (depreciation) on investments	9,513,072
Total	$11,095,642
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$1,258,262
Long-term capital gains	111,156
Prior period distributions
Ordinary income	$894,683
Long-term capital gains	86,068
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced Portfolio (one of the funds constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab VIT Balanced Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 16.34% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2019, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $111,156 as long-term capital gain dividends for the fiscal year ended December 31, 2019.
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Schwab VIT Balanced Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Schwab VIT Balanced Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab VIT Balanced Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Schwab VIT Balanced Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.

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Schwab VIT Balanced Portfolio
VIT Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 2% Bloomberg Barclays Global Treasury ex-US Capped Index, 34% Bloomberg Barclays US Aggregate Bond Index, 15% Bloomberg Barclays US Treasury Bills 1–3 Month Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 12% Bloomberg Barclays US Treasury 3–10 Year Index, 2% Bloomberg Barclays US Aggregate: Agencies Index, 6% Bloomberg Barclays US Credit Index, 13% Bloomberg Barclays US Mortgage Backed Securities Index, 2% Bloomberg Barclays Global Treasury ex-US Capped Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, and 15% Bloomberg Barclays US Treasury Bills 1–3 Month Index.

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Annual Report  |  December 31, 2019
Schwab VIT Balanced with Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Balanced with Growth Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2019, global equity and fixed income markets generated strong returns. Following significant volatility and steep declines in December 2018, both U.S. and international stocks staged a strong recovery despite several setbacks, primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. In the U.S., steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stock markets to record highs. Fixed-income markets, particularly corporate bond markets, also demonstrated strength throughout the period although U.S. Treasuries also posted relatively strong gains. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.49% and the Bloomberg Barclays US Aggregate Bond Index returned 8.72%. The FTSE non-US Dollar World Government Bond Index returned 5.32%. Equity markets outside the U.S. displayed robust resilience despite slowing economic momentum due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. In this environment, many central banks maintained their generally low interest rates or reduced their policy rates. Over the period, the U.S. dollar strengthened slightly against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 22.01%, while the MSCI Emerging Markets Index (Net)* returned 18.42%.
Economic growth around the globe was uneven over the reporting period. Despite escalating trade tensions with China over much of the reporting period, the U.S. economy maintained steady growth in its tenth year of expansion, although at a declining pace. After concerns of economic weakness intensified late in 2018, the U.S. economic outlook brightened considerably in the first six months of 2019. In the third quarter of 2019, signs of slowing growth increased amid a weakening global economy, waning manufacturing activity, and the ongoing U.S.-China trade war. However, in the fourth quarter, a partial trade resolution between the U.S. and China relieved much of the pressure. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third quarter of 2019, up slightly from 2.0% in the second quarter, but down from 3.1% in the first quarter of 2019. The unemployment rate ended the reporting period at a 50-year low. After reaching a near 18-year high during the summer, consumer confidence edged lower by December, although it remained a stable source of GDP growth in the U.S. Inflation remained benign.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Balanced with Growth Portfolio
The Investment Environment (continued)

Outside the U.S., conditions were softer, dampened by trade issues, slowing economic output, and geopolitical concerns. Oil prices, which had fallen steeply in the fourth quarter of 2018, rebounded through the first four months of 2019, as major exporters sought to curb supply and central banks took steps to ease growth-related fears, before dipping in May when trade concerns escalated. Oil prices remained volatile through period end. In the eurozone, growth slowed, subdued by higher inflation and tepid wage growth that constrained consumer spending. The United Kingdom’s economy grew in the first and third quarters of 2019, but contracted in the second quarter amid ongoing and intensifying Brexit-related economic and political uncertainty. Japan’s economy experienced modest, although slowing, GDP growth throughout the year.
In response to the economic environment, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally low—and for some international central banks, negative—interest rates. In the U.S., after raising interest rates four times in 2018, the Fed held rates unchanged through the first half of 2019. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Following the October interest rate cut, the Fed signaled that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong. The federal funds target rate ended the reporting period in a range of 1.50% to 1.75%. Outside the U.S., the European Central Bank held interest rates steady and launched an asset-purchase program to help stimulate the economy. The Bank of Japan maintained its short-term interest rate target of –0.1% throughout the period. Despite ongoing Brexit-related uncertainties, the Bank of England maintained its key official bank rate of 0.75% throughout the period, where it has remained since August 2018. Central banks in several key emerging market economies—including India, Thailand, and China—lowered their policy rates in response to inflation and trade-related pressures.
Bond prices generally rose over the reporting period as yields fell. (Bond yields and bond prices move in opposite directions.) Short-term yields, which typically respond to changes in the federal funds rate, remained relatively flat for the first five months of the period before declining as the Fed implemented interest rate cuts, with the three-month Treasury yield falling from 2.45% at the outset of the period to 1.55% at the end of the period. Longer-term yields, which are influenced more by economic growth and inflation expectations, trended downward over most of the period before moderating in the last four months. During the reporting period, the U.S. Treasury yield curve flattened with portions of the yield curve inverting, which is often an indicator of a possible recession, before normalizing in the last quarter of the year. Over the reporting period, the 10-year Treasury yield fell from 2.69% to 1.92%. Outside the U.S., bond yields generally remained low.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio as of December 31, 2019

The Schwab VIT Balanced with Growth Portfolio (the fund) seeks long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds, as well as unaffiliated third-party ETFs. The fund may also invest in affiliated mutual funds from Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 61% equity, 30% fixed income, 5% cash, and 4% commodities.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, global equity and fixed income markets generated strong returns. Following significant volatility and steep declines in December 2018, both U.S. and international stocks staged a strong recovery despite several setbacks—primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. In the U.S., steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stock markets to record highs. Fixed-income markets, particularly corporate bond markets, also demonstrated strength throughout the period although U.S. Treasuries also posted relatively strong gains.
Performance. For the 12-month reporting period ended December 31, 2019, the fund returned 18.05%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 30.90% and 8.72%, respectively. The composite index, described above, returned 18.71%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
U.S. equities were the greatest contributors to the fund’s total return. The Schwab U.S. Large-Cap ETF was the greatest contributor to the fund’s total return, returning approximately 31.2% for the reporting period, generally tracking its comparative index component. The Schwab U.S. Small-Cap ETF returned approximately 26.5% for the reporting period and iShares Micro-Cap ETF returned approximately 22.2% for the reporting period, also generally tracking their comparative index components. The fund’s real estate exposure also contributed to the total return of the fund, with the Schwab U.S. REIT ETF returning approximately 22.9% for the reporting period.
International equities also contributed to the total return of the fund. The Schwab International Equity ETF, representing the fund’s developed international markets exposure, returned approximately 22.2% for the reporting period, the Schwab Emerging Markets Equity ETF, representing the fund’s emerging markets exposure, returned approximately 20.3% for the reporting period, and the Schwab International Small-Cap Equity ETF, representing the fund’s international small-cap exposure, returned approximately 23.1% for the reporting period. On a relative basis, the three international equity funds generally tracked their comparative index components.
The fund’s fixed-income exposures also produced positive returns. The Schwab U.S. Aggregate Bond ETF returned approximately 8.6% for the reporting period, generally tracking its comparative index component. The fund’s exposure to inflation-protected bonds, the Schwab U.S. TIPS ETF, returned approximately 8.5% for the reporting period, generally tracking its comparative index component. Internationally, the SPDR Bloomberg Barclays International Treasury Bond ETF returned approximately 5.6% for the reporting period, underperforming its comparative index component.
The fund’s allocation to global commodities was the smallest contributor to the fund’s total return primarily as a result of the allocation’s relatively small weight within the fund. The Credit Suisse Commodity Return Strategy Fund, Class I returned approximately 7.0% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	18.05%	5.37%	6.57%
VIT Balanced with Growth Composite Index	18.71%	6.00%	7.32%
S&P 500® Index	31.49%	11.70%	14.95%
Bloomberg Barclays US Aggregate Bond Index	8.72%	3.05%	2.60%
Fund Category: Morningstar Allocation – 50% to 70% Equity[2]	19.06%	6.33%	N/A
Fund Expense Ratio[3]: 0.60%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices are provided for comparative purposes.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of December 31, 2019 (continued)

Statistics
Number of Holdings	13
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19[2]	Expenses Paid During Period 7/1/19-12/31/19[2,5]	Effective Expenses Paid During Period 7/1/19-12/31/19[4,5]
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.52%	0.62%	$1,000.00	$1,057.20	$2.70	$3.21
Hypothetical 5% Return	0.52%	0.62%	$1,000.00	$1,022.58	$2.65	$3.16

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$12.66	$13.80	$12.38	$11.80	$12.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.25	0.22	0.19	0.17
Net realized and unrealized gains (losses)	1.99	(1.16)	1.46	0.56	(0.47)
Total from investment operations	2.27	(0.91)	1.68	0.75	(0.30)
Less distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.18)	(0.16)	(0.15)
Distributions from net realized gains	(0.08)	(0.02)	(0.08)	(0.01)	(0.01)
Total distributions	(0.34)	(0.23)	(0.26)	(0.17)	(0.16)
Net asset value at end of period	$14.59	$12.66	$13.80	$12.38	$11.80
Total return	18.05%	(6.70%)	13.70%	6.38%	(2.47%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.51%	0.50%	0.51%	0.51%	0.53%
Gross operating expenses[2]	0.51%	0.50%	0.51%	0.51%	0.55%
Net investment income (loss)	2.04%	1.87%	1.65%	1.55%	1.41%
Portfolio turnover rate	7%	8%	6%	33% [3]	7%
Net assets, end of period (x 1,000,000)	$162	$140	$150	$133	$116

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
The portfolio turnover rate increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fund’s fiscal quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.7% of net assets

U.S. Stocks 28.5%
Large-Cap 22.5%
Schwab U.S. Large-Cap ETF	475,522	36,524,845
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	129,697	9,810,281
		46,335,126

International Stocks 26.3%
Developed-Market Large-Cap 17.0%
Schwab International Equity ETF	818,020	27,510,012
Developed-Market Small-Cap 3.1%
Schwab International Small-Cap Equity ETF	147,109	5,097,327
Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF	365,340	9,999,356
		42,606,695

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	212,074	9,746,921

Fixed Income 28.6%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF	56,686	3,210,128
Intermediate-Term Bond 26.6%
Schwab U.S. Aggregate Bond ETF	810,171	43,287,437
		46,497,565

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	6,975,141	6,977,932
Total Affiliated Underlying Funds
(Cost $122,390,831)		152,164,239
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 5.9% of net assets

U.S. Stock 1.0%
Micro-Cap 1.0%
iShares Micro-Cap ETF	15,995	1,591,342

Real Assets 3.9%
Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I	1,384,767	6,425,319

Fixed Income 1.0%
International Developed-Market Bond 1.0%
SPDR Bloomberg Barclays International Treasury Bond ETF	56,244	1,620,390
Total Unaffiliated Underlying Funds
(Cost $10,830,435)		9,637,051
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Banco Santander
1.56%, 01/02/20 (b)	1,104,042	1,104,042
Total Short-Term Investment
(Cost $1,104,042)		1,104,042
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$8,538,449	$251,078	($200,249)	($10,146)	$1,420,224	$9,999,356	365,340	$326,651
Schwab International Equity ETF	23,746,357	1,297,962	(1,916,822)	(118,145)	4,500,660	27,510,012	818,020	811,865
Schwab International Small-Cap Equity ETF	3,897,130	414,937	—	—	785,260	5,097,327	147,109	162,617
Schwab U.S. Aggregate Bond ETF	38,258,687	5,342,266	(2,546,089)	20,759	2,211,814	43,287,437	810,171	1,164,993
Schwab U.S. Large-Cap ETF	30,573,146	1,466,566	(3,995,755)	333,167	8,147,721	36,524,845	475,522	670,931
Schwab U.S. REIT ETF	8,326,209	483,695	(657,757)	74,410	1,520,364	9,746,921	212,074	269,019
Schwab U.S. Small-Cap ETF	8,269,653	239,507	(712,278)	43,913	1,969,486	9,810,281	129,697	135,752
Schwab U.S. TIPS ETF	3,009,477	581,891	(560,940)	(9,865)	189,565	3,210,128	56,686	60,788
Schwab Variable Share Price Money Fund, Ultra Shares	5,640,776	1,335,901	—	—	1,255	6,977,932	6,975,141	136,481
Total	$130,259,884	$11,413,803	($10,589,890)	$334,093	$20,746,349	$152,164,239		$3,739,097
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$152,164,239	$—	$—	$152,164,239
Unaffiliated Underlying Funds[1]	9,637,051	—	—	9,637,051
Short-Term Investment[1]	—	1,104,042	—	1,104,042
Total	$161,801,290	$1,104,042	$—	$162,905,332
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $122,390,831)		$152,164,239
Investments in unaffiliated issuers, at value (cost $11,934,477)		10,741,093
Receivables:
Income from securities on loan		832
Dividends		322
Interest		56
Prepaid expenses	+	410
Total assets		162,906,952
Liabilities
Payables:
Investment adviser and administrator fees		61,617
Independent trustees’ fees		56
Fund shares redeemed		451,652
Accrued expenses	+	29,611
Total liabilities		542,936
Net Assets
Total assets		162,906,952
Total liabilities	–	542,936
Net assets		$162,364,016
Net Assets by Source
Capital received from investors		130,940,098
Total distributable earnings		31,423,918

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$162,364,016		11,129,214		$14.59

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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$3,739,088
Dividends received from unaffiliated underlying funds		107,471
Interest		19,281
Securities on loan, net	+	3,540
Total investment income		3,869,380
Expenses
Investment adviser and administrator fees		683,528
Professional fees		34,204
Independent trustees’ fees		20,390
Portfolio accounting fees		16,428
Shareholder reports		10,586
Custodian fees		3,704
Transfer agent fees		2,227
Other expenses	+	5,894
Total expenses	–	776,961
Net investment income		3,092,419
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		9
Net realized gains on sales of affiliated underlying funds		334,093
Net realized gains on sales of unaffiliated underlying funds	+	1,476
Net realized gains		335,578
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		20,746,349
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	660,671
Net change in unrealized appreciation (depreciation)	+	21,407,020
Net realized and unrealized gains		21,742,598
Increase in net assets resulting from operations		$24,835,017
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$3,092,419	$2,813,802
Net realized gains		335,578	830,484
Net change in unrealized appreciation (depreciation)	+	21,407,020	(13,650,836)
Increase (decrease) in net assets from operations		24,835,017	(10,006,550)
Distributions to Shareholders
Total distributions		($3,658,138)	($2,514,896)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		841,771	$11,733,095	980,329	$13,386,440
Shares reinvested		265,083	3,658,138	186,013	2,514,896
Shares redeemed	+	(998,145)	(13,755,401)	(1,034,231)	(14,051,066)
Net transactions in fund shares		108,709	$1,635,832	132,111	$1,850,270
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,020,505	$139,551,305	10,888,394	$150,222,481
Total increase or decrease	+	108,709	22,812,711	132,111	(10,671,176)
End of period		11,129,214	$162,364,016	11,020,505	$139,551,305
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab mutual funds and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2019, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2019, the fund had no securities on loan.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The fund is subject to the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
•   Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2019, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab U.S. Aggregate Bond ETF	0.6%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
*	Less than 0.05%
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$12,348,630	$10,589,890

8. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$134,982,395
Gross unrealized appreciation	$29,689,670
Gross unrealized depreciation	(1,766,733)
Net unrealized appreciation (depreciation)	$27,922,937
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Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,235,596
Undistributed long-term capital gains	265,385
Net unrealized appreciation (depreciation) on investments	27,922,937
Total	$31,423,918
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$2,817,976
Long-term capital gains	840,162
Prior period distributions
Ordinary income	$2,353,951
Long-term capital gains	160,945
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced with Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced with Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced with Growth Portfolio (one of the funds constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

For corporate shareholders, 23.85% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2019, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $840,162 as long-term capital gain dividends for the fiscal year ended December 31, 2019.
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Schwab VIT Balanced with Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab VIT Balanced with Growth Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.

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Schwab VIT Balanced with Growth Portfolio
VIT Balanced with Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 1% Bloomberg Barclays Global Treasury ex-US Capped Index, 27% Bloomberg Barclays US Aggregate Bond Index, 5% Bloomberg Barclays US Treasury Bills 1–3 Month Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 9% Bloomberg Barclays US Treasury 3–10 Year Index, 2% Bloomberg Barclays US Aggregate: Agencies Index, 4% Bloomberg Barclays US Credit Index, 11% Bloomberg Barclays US Mortgage Backed Securities Index, 1% Bloomberg Barclays Global Treasury ex-US Capped Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, and 5% Bloomberg Barclays US Treasury Bills 1–3 Month Index.

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Annual Report  |  December 31, 2019
Schwab VIT Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Growth Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2019, global equity and fixed income markets generated strong returns. Following significant volatility and steep declines in December 2018, both U.S. and international stocks staged a strong recovery despite several setbacks, primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. In the U.S., steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stock markets to record highs. Fixed-income markets, particularly corporate bond markets, also demonstrated strength throughout the period although U.S. Treasuries also posted relatively strong gains. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 31.49% and the Bloomberg Barclays US Aggregate Bond Index returned 8.72%. The FTSE non-US Dollar World Government Bond Index returned 5.32%. Equity markets outside the U.S. displayed robust resilience despite slowing economic momentum due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. In this environment, many central banks maintained their generally low interest rates or reduced their policy rates. Over the period, the U.S. dollar strengthened slightly against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 22.01%, while the MSCI Emerging Markets Index (Net)* returned 18.42%.
Economic growth around the globe was uneven over the reporting period. Despite escalating trade tensions with China over much of the reporting period, the U.S. economy maintained steady growth in its tenth year of expansion, although at a declining pace. After concerns of economic weakness intensified late in 2018, the U.S. economic outlook brightened considerably in the first six months of 2019. In the third quarter of 2019, signs of slowing growth increased amid a weakening global economy, waning manufacturing activity, and the ongoing U.S.-China trade war. However, in the fourth quarter, a partial trade resolution between the U.S. and China relieved much of the pressure. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third quarter of 2019, up slightly from 2.0% in the second quarter, but down from 3.1% in the first quarter of 2019. The unemployment rate ended the reporting period at a 50-year low. After reaching a near 18-year high during the summer, consumer confidence edged lower by December, although it remained a stable source of GDP growth in the U.S. Inflation remained benign.
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
The Investment Environment (continued)

Outside the U.S., conditions were softer, dampened by trade issues, slowing economic output, and geopolitical concerns. Oil prices, which had fallen steeply in the fourth quarter of 2018, rebounded through the first four months of 2019, as major exporters sought to curb supply and central banks took steps to ease growth-related fears, before dipping in May when trade concerns escalated. Oil prices remained volatile through period end. In the eurozone, growth slowed, subdued by higher inflation and tepid wage growth that constrained consumer spending. The United Kingdom’s economy grew in the first and third quarters of 2019, but contracted in the second quarter amid ongoing and intensifying Brexit-related economic and political uncertainty. Japan’s economy experienced modest, although slowing, GDP growth throughout the year.
In response to the economic environment, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally low—and for some international central banks, negative—interest rates. In the U.S., after raising interest rates four times in 2018, the Fed held rates unchanged through the first half of 2019. But amid growing signs of global weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Following the October interest rate cut, the Fed signaled that further interest rate cuts would be unlikely provided the economy continues to expand moderately and the labor market remains strong. The federal funds target rate ended the reporting period in a range of 1.50% to 1.75%. Outside the U.S., the European Central Bank held interest rates steady and launched an asset-purchase program to help stimulate the economy. The Bank of Japan maintained its short-term interest rate target of –0.1% throughout the period. Despite ongoing Brexit-related uncertainties, the Bank of England maintained its key official bank rate of 0.75% throughout the period, where it has remained since August 2018. Central banks in several key emerging market economies—including India, Thailand, and China—lowered their policy rates in response to inflation and trade-related pressures.
Bond prices generally rose over the reporting period as yields fell. (Bond yields and bond prices move in opposite directions.) Short-term yields, which typically respond to changes in the federal funds rate, remained relatively flat for the first five months of the period before declining as the Fed implemented interest rate cuts, with the three-month Treasury yield falling from 2.45% at the outset of the period to 1.55% at the end of the period. Longer-term yields, which are influenced more by economic growth and inflation expectations, trended downward over most of the period before moderating in the last four months. During the reporting period, the U.S. Treasury yield curve flattened with portions of the yield curve inverting, which is often an indicator of a possible recession, before normalizing in the last quarter of the year. Over the reporting period, the 10-year Treasury yield fell from 2.69% to 1.92%. Outside the U.S., bond yields generally remained low.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio as of December 31, 2019

The Schwab VIT Growth Portfolio (the fund) seeks long-term capital appreciation. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds, as well as unaffiliated third-party ETFs. The fund may also invest in affiliated mutual funds from Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 78% equity, 13% fixed income, 5% cash, and 4% commodities.
Market Highlights. Over the 12-month reporting period ended December 31, 2019, global equity and fixed income markets generated strong returns. Following significant volatility and steep declines in December 2018, both U.S. and international stocks staged a strong recovery despite several setbacks—primarily related to the trade war between the U.S. and China, which saw a partial resolution in the final month of the reporting period. In the U.S., steady, albeit slowing, economic growth, three interest rate cuts by the Federal Reserve (Fed), and robust consumer spending helped propel U.S. stock markets to record highs. Fixed-income markets, particularly corporate bond markets, also demonstrated strength throughout the period although U.S. Treasuries also posted relatively strong gains.
Performance. For the 12-month reporting period ended December 31, 2019, the fund returned 20.84%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 30.90% and 8.72%, respectively. The composite index, described above, returned 21.68%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
U.S. equities were the greatest contributors to the fund’s total return. The Schwab U.S. Large-Cap ETF was the greatest contributor to the fund’s total return, returning approximately 31.2% for the reporting period, generally tracking its comparative index component. The Schwab U.S. Small-Cap ETF returned approximately 26.5% for the reporting period and iShares Micro-Cap ETF returned approximately 22.2% for the reporting period, also generally tracking their comparative index components. The fund’s real estate exposure also contributed to the total return of the fund, with the Schwab U.S. REIT ETF returning approximately 22.9% for the reporting period.
International equities also contributed to the total return of the fund. The Schwab International Equity ETF, representing the fund’s developed international markets exposure, returned approximately 22.2% for the reporting period, the Schwab Emerging Markets Equity ETF, representing the fund’s emerging markets exposure, returned approximately 20.3% for the reporting period, and the Schwab International Small-Cap Equity ETF, representing the fund’s international small-cap exposure, returned approximately 23.1% for the reporting period. On a relative basis, the three international equity funds generally tracked their comparative index components.
The fund’s fixed-income exposures also produced positive returns. The Schwab U.S. Aggregate Bond ETF returned approximately 8.6% for the reporting period, generally tracking its comparative index component. The fund’s exposure to inflation-protected bonds, the Schwab U.S. TIPS ETF, returned approximately 8.5% for the reporting period, generally tracking its comparative index component.
The fund’s allocation to global commodities was the smallest contributor to the fund’s total return primarily as a result of the allocation’s relatively small weight within the fund. The Credit Suisse Commodity Return Strategy Fund, Class I returned approximately 7.0% for the reporting period.
Management views and portfolio holdings may have changed since the report date.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of December 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab VIT Growth Portfolio (07/25/12)	20.84%	6.29%	8.10%
VIT Growth Composite Index	21.68%	6.90%	8.79%
S&P 500® Index	31.49%	11.70%	14.95%
Bloomberg Barclays US Aggregate Bond Index	8.72%	3.05%	2.60%
Fund Category: Morningstar Allocation – 70% to 85% Equity[2]	21.53%	7.07%	N/A
Fund Expense Ratio[3]: 0.60%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices are provided for comparative purposes.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of December 31, 2019 (continued)

Statistics
Number of Holdings	12
Portfolio Turnover Rate	5%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2019 and held through December 31, 2019.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 7/1/19	Ending Account Value (Net of Expenses) at 12/31/19[2]	Expenses Paid During Period 7/1/19-12/31/19[2,5]	Effective Expenses Paid During Period 7/1/19-12/31/19[4,5]
Schwab VIT Growth Portfolio
Actual Return	0.52%	0.62%	$1,000.00	$1,067.70	$2.71	$3.23
Hypothetical 5% Return	0.52%	0.62%	$1,000.00	$1,022.58	$2.65	$3.16

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Statements
Financial Highlights
	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$13.75	$15.28	$13.26	$12.50	$13.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.27	0.23	0.20	0.19
Net realized and unrealized gains (losses)	2.54	(1.53)	2.02	0.75	(0.55)
Total from investment operations	2.84	(1.26)	2.25	0.95	(0.36)
Less distributions:
Distributions from net investment income	(0.27)	(0.22)	(0.19)	(0.17)	(0.17)
Distributions from net realized gains	(0.08)	(0.05)	(0.04)	(0.02)	(0.02)
Total distributions	(0.35)	(0.27)	(0.23)	(0.19)	(0.19)
Net asset value at end of period	$16.24	$13.75	$15.28	$13.26	$12.50
Total return	20.84%	(8.35%)	17.14%	7.67%	(2.85%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.51%	0.50%	0.50%	0.51%	0.52%
Gross operating expenses[2]	0.51%	0.50%	0.50%	0.51%	0.54%
Net investment income (loss)	1.98%	1.78%	1.61%	1.54%	1.42%
Portfolio turnover rate	5%	9%	6%	21% [3]	7%
Net assets, end of period (x 1,000,000)	$160	$140	$150	$131	$121

1
Calculated based on the average shares outstanding during the period.
2
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3
The portfolio turnover rate increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings as of December 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fund’s fiscal quarter on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.4% of net assets

U.S. Stocks 36.1%
Large-Cap 29.0%
Schwab U.S. Large-Cap ETF	605,293	46,492,555
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF	150,697	11,398,721
		57,891,276

International Stocks 34.3%
Developed-Market Large-Cap 21.1%
Schwab International Equity ETF	1,005,337	33,809,483
Developed-Market Small-Cap 5.1%
Schwab International Small-Cap Equity ETF	236,549	8,196,423
Emerging-Market 8.1%
Schwab Emerging Markets Equity ETF	475,855	13,024,151
		55,030,057

Real Assets 5.9%
Real Estate 5.9%
Schwab U.S. REIT ETF	203,584	9,356,721

Fixed Income 12.8%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF	26,750	1,514,853
Intermediate-Term Bond 11.9%
Schwab U.S. Aggregate Bond ETF	355,929	19,017,286
		20,532,139

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	6,939,551	6,942,327
Total Affiliated Underlying Funds
(Cost $113,634,576)		149,752,520
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 6.0% of net assets

U.S. Stock 2.0%
Micro-Cap 2.0%
iShares Micro-Cap ETF	33,107	3,293,816

Real Assets 4.0%
Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I	1,375,518	6,382,404
Total Unaffiliated Underlying Funds
(Cost $10,248,673)		9,676,220
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Banco Santander
1.56%, 01/02/20 (b)	1,058,752	1,058,752
Total Short-Term Investment
(Cost $1,058,752)		1,058,752
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings as of December 31, 2019 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 12/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$11,324,683	$962,698	($1,127,712)	($54,475)	$1,918,957	$13,024,151	475,855	$425,074
Schwab International Equity ETF	29,327,395	1,290,047	(2,220,564)	(78,659)	5,491,264	33,809,483	1,005,337	986,194
Schwab International Small-Cap Equity ETF	6,873,798	233,052	(229,675)	(33,072)	1,352,320	8,196,423	236,549	264,950
Schwab U.S. Aggregate Bond ETF	17,381,560	1,215,813	(576,959)	11,815	985,057	19,017,286	355,929	518,423
Schwab U.S. Large-Cap ETF	40,348,424	225,760	(5,207,887)	1,430,755	9,695,503	46,492,555	605,293	883,846
Schwab U.S. REIT ETF	8,226,006	175,988	(629,515)	90,541	1,493,701	9,356,721	203,584	271,343
Schwab U.S. Small-Cap ETF	9,615,171	466,056	(1,015,135)	18,254	2,314,375	11,398,721	150,697	158,508
Schwab U.S. TIPS ETF	1,518,051	—	(100,068)	1,372	95,498	1,514,853	26,750	32,114
Schwab Variable Share Price Money Fund, Ultra Shares	5,041,846	1,899,393	—	—	1,088	6,942,327	6,939,551	134,937
Total	$129,656,934	$6,468,807	($11,107,515)	$1,386,531	$23,347,763	$149,752,520		$3,675,389
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$149,752,520	$—	$—	$149,752,520
Unaffiliated Underlying Funds[1]	9,676,220	—	—	9,676,220
Short-Term Investment[1]	—	1,058,752	—	1,058,752
Total	$159,428,740	$1,058,752	$—	$160,487,492
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $113,634,576)		$149,752,520
Investments in unaffiliated funds and issuers, at value (cost $11,307,425)		10,734,972
Receivables:
Dividends		321
Income from securities on loan		110
Interest		54
Prepaid expenses	+	412
Total assets		160,488,389
Liabilities
Payables:
Investment adviser and administrator fees		60,714
Independent trustees’ fees		55
Fund shares redeemed		16,630
Accrued expenses	+	29,597
Total liabilities		106,996
Net Assets
Total assets		160,488,389
Total liabilities	–	106,996
Net assets		$160,381,393
Net Assets by Source
Capital received from investors		121,327,279
Total distributable earnings		39,054,114

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$160,381,393		9,873,829		$16.24

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2019 through December 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$3,675,380
Dividends received from unaffiliated underlying funds		111,582
Interest		20,893
Securities on loan, net	+	1,015
Total investment income		3,808,870
Expenses
Investment adviser and administrator fees		688,895
Professional fees		34,414
Independent trustees’ fees		20,468
Portfolio accounting fees		16,453
Shareholder reports		10,687
Custodian fees		3,335
Transfer agent fees		2,006
Other expenses	+	6,262
Total expenses	–	782,520
Net investment income		3,026,350
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		9
Net realized gains on sales of affiliated underlying funds		1,386,531
Net realized gains on sales of unaffiliated underlying funds	+	34,831
Net realized gains		1,421,371
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		23,347,763
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	868,632
Net change in unrealized appreciation (depreciation)	+	24,216,395
Net realized and unrealized gains		25,637,766
Increase in net assets resulting from operations		$28,664,116

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/19-12/31/19		1/1/18-12/31/18
Net investment income		$3,026,350	$2,704,079
Net realized gains		1,421,371	789,602
Net change in unrealized appreciation (depreciation)	+	24,216,395	(16,204,527)
Increase (decrease) in net assets from operations		28,664,116	(12,710,846)
Distributions to Shareholders
Total distributions		($3,510,051)	($2,807,920)

Transactions in Fund Shares
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		408,189	$6,235,124	1,301,268	$19,642,228
Shares reinvested		230,773	3,510,051	187,320	2,807,920
Shares redeemed	+	(938,661)	(14,361,614)	(1,136,972)	(17,178,171)
Net transactions in fund shares		(299,699)	($4,616,439)	351,616	$5,271,977
Shares Outstanding and Net Assets
		1/1/19-12/31/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,173,528	$139,843,767	9,821,912	$150,090,556
Total increase or decrease	+	(299,699)	20,537,626	351,616	(10,246,789)
End of period		9,873,829	$160,381,393	10,173,528	$139,843,767

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab mutual funds and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2019, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2019, the fund had no securities on loan.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The fund is subject to the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
•   Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

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Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2019, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.2%
Schwab International Equity ETF	0.2%
Schwab International Small-Cap Equity ETF	0.3%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
*	Less than 0.05%.

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Schwab VIT Growth Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$7,073,966	$11,256,981

8. Federal Income Taxes:
As of December 31, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$125,908,377
Gross unrealized appreciation	$36,234,918
Gross unrealized depreciation	(1,655,803)
Net unrealized appreciation (depreciation)	$34,579,115

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Schwab VIT Growth Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,025,428
Undistributed long-term capital gains	1,449,571
Net unrealized appreciation (depreciation) on investments	34,579,115
Total	$39,054,114
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$2,716,301
Long-term capital gains	793,750
Prior period distributions
Ordinary income	$2,310,134
Long-term capital gains	497,786
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab VIT Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Growth Portfolio (one of the funds constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2020
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

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Schwab VIT Growth Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 32.35% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2019, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $793,750 as long-term capital gain dividends for the fiscal year ended December 31, 2019.

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Schwab VIT Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Schwab VIT Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab VIT Growth Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab VIT Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab VIT Growth Portfolio
Glossary

Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
VIT Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 12% Bloomberg Barclays US Aggregate Bond Index, 5% Bloomberg Barclays US Treasury Bills 1–3 Month Index, 1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), and 2% Russell Microcap Index.
Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 5% Bloomberg Barclays US Treasury 3–10 Year Index, 2% Bloomberg Barclays US Credit Index, 5% Bloomberg Barclays US Mortgage Backed Securities Index, and 5% Bloomberg Barclays US Treasury Bills 1–3 Month Index.

Schwab VIT Growth Portfolio  |  Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018
$130,692	$129,398	$9,090	$12,120	$12,273	$14,771	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)	(1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019: $21,363	2018: $26,891

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 18, 2020

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 18, 2020